ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE－4 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2023
	$’000	$’000

Non-current assets:
Accounts receivable – third parties	34	-
Accounts receivable – related parties	1,089	-

	1,123	-
Current assets:
Accounts receivable – third parties	12,757	12,180
Accounts receivable – related parties	2,062	3,168
Less: allowance for current expected credit losses	(1,665)	(798)

	13,154	14,550

Accounts receivable, net	14,277	14,550

The following table presents the activities in the allowance for current expected credit losses as of December 31, 2024 and 2023.

	As of December 31,
	2024	2023
	$’000	$’000

Balance at January 1,	798	530
Additions	907	251
Foreign exchange translation adjustment	(40)	17

Balance at December 31,	1,665	798

For the financial years ended December 31, 2024 and 2023, the Company made provision for estimated credit losses of approximately $0.9 million and $0.3 million for the financial years ended December 31, 2024 and 2023, respectively. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for current expected credit losses, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

The non-current accounts receivable represents amounts due from customers under extended payment terms exceeding one year. The extended terms were provided as part of business strategic arrangement or to support them on a long-term customer relationship. The allowance for current expected credit losses related to non-current accounts receivables was $nil as of December 31, 2024. These accounts receivable are not past due and considered collectible based on historical payment performance and management’s ongoing credit risk assessment.

As of December 31, 2024 and 2023, there are outstanding accounts 365 days past due. The directors, CE Neo and CK Neo have the ability and intend to indemnify if losses are incurred in relation to the recoverability of account receivables due from related parties and non-related parties of $5 million. Accordingly, any provision arising on these outstanding balances, as a result of considering the creditworthiness and general factors, is reduced by personal indemnities of the directors, CE Neo and CK Neo.